UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08777

Credit Suisse High Yield Bond Fund

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

One Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

One Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: 10/31

Date of reporting period: July 1, 2015 - June 30, 2016

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08777
Reporting Period: 07/01/2015 - 06/30/2016
Credit Suisse High Yield Bond Fund

====================== Credit Suisse High Yield Bond Fund ======================

HARKAND FINANCE INC.

Ticker:                      Security ID:  Y3083JAA3
Meeting Date: APR 07, 2016   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Summons                         None      Did Not Vote Management
2     Approve Agenda                          None      Did Not Vote Management
3     Elect Minutes Keepers                   None      Did Not Vote Management
4     Adopt Proposal                          None      Did Not Vote Management

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HARKAND FINANCE INC.

Ticker:                      Security ID:  Y3083JAA3
Meeting Date: MAY 10, 2016   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Summons                         For       Did Not Vote Management
2     Approve Agenda                          For       Did Not Vote Management
3     Elect Minutes Keepers                   For       Did Not Vote Management
4     Adopt Proposal                          For       Did Not Vote Management

--------------------------------------------------------------------------------

HUNTSMAN CORPORATION

Ticker:       HUN            Security ID:  447011107
Meeting Date: MAY 05, 2016   Meeting Type: Annual
Record Date:  MAR 11, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Nolan D. Archibald       For       Did Not Vote Management
1.2   Elect Director M. Anthony Burns         For       Did Not Vote Management
1.3   Elect Director Peter R. Huntsman        For       Did Not Vote Management
1.4   Elect Director Robert J. Margetts       For       Did Not Vote Management
1.5   Elect Director Wayne A. Reaud           For       Did Not Vote Management
1.6   Elect Director Alvin V. Shoemaker       For       Did Not Vote Management
2     Advisory Vote to Ratify Named           For       Did Not Vote Management
      Executive Officers' Compensation
3     Ratify Deloitte & Touche LLP as         For       Did Not Vote Management
      Auditors
4     Approve Omnibus Stock Plan              For       Did Not Vote Management
5     Provide Right to Call Special Meeting   For       Did Not Vote Management
6     Shareholders May Call Special Meeting   Against   Did Not Vote Shareholder
7     Require a Majority Vote for the         Against   Did Not Vote Shareholder
      Election of Directors

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Credit Suisse High Yield Bond Fund

By:	/s/ John G. Popp ---------------------------

John G. Popp
Chief Executive Officer and President

Date:	August 1, 2016